Mortgage-Backed Securities Held to Maturity	12 Months Ended
Dec. 31, 2012
Mortgage-Backed Securities Held to Maturity [Abstract]
Mortgage-Backed Securities Held to Maturity
Note 6 – Mortgage-Backed Securities Held to Maturity

On March 30, 2012, the Company transferred all securities designated as held to maturity into the investment and mortgage-backed securities available for sale category.  Management determined that it no longer had the positive intent to hold its investment in securities held to maturity for an indefinite period of time because of management's desire to have more flexibility in managing the investment portfolio.  The securities transferred had an amortized cost of $3.6 million and unrealized gross gains of $351,000 at the time of transfer.  The net unrealized gain of $231,000 was recorded as other comprehensive income.  In the second quarter of 2012, the Company sold these mortgage-backed securities and realized a gain of $331,000.

The amortized cost and fair value of mortgage-backed securities held to maturity at December 31, 2011 are summarized below (in thousands):

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to Maturity:
FNMA pass-through certificates	$2,055	$211	$--	$2,266
FHLMC pass-through certificates	1,833	149	--	1,982
	$3,888	$360	$--	$4,248